                                                                                                November 3, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

            Re:       Strategic Funds, Inc.

                        (formerly, Dreyfus Premier New Leaders Fund, Inc.)

                                    - Dreyfus Conservative Allocation Fund

                                    - Dreyfus Growth Allocation Fund

                                    - Dreyfus Moderate Allocation Fund

                        File No. 811-3940; 2-88816

Dear Sir/Madam:

Transmitted for filing is the Form N-CSR for the above-referenced Registrant for the annual period ended August 31, 2015.

Please note, this N-CSR relates only to Dreyfus Conservative Allocation Fund, Dreyfus Growth Allocation Fund, and Dreyfus Moderate Allocation Fund, each series of the Registrant and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Please direct any questions or comments to the attention of the undersigned at (212) 922-7192.

                                                                                                Very truly yours,

                                                                                                /s/ Talia Delgado

                                                                                                Talia Delgado

                                                                                                Senior Paralegal

Enclosures